Fair Value Measurements (Details) - Schedule of assets and liabilities that are measured at fair value on a recurring basis	9 Months Ended
Sep. 30, 2021 USD ($)
Level 1 [Member]
Assets:
Marketable securities held in Trust Account	$ 230,010,063
Liabilities:
Warrant Liability – Public Warrants	11,040,000
Level 2 [Member]
Liabilities:
Warrant Liability – Private Placement Warrants	$ 6,336,000